Annual Total Returns [BarChart] - Payden Low Duration Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	1.11%
Annual Return 2012	4.27%
Annual Return 2013	0.46%
Annual Return 2014	0.71%
Annual Return 2015	0.43%
Annual Return 2016	1.85%
Annual Return 2017	1.47%
Annual Return 2018	1.01%
Annual Return 2019	4.12%
Annual Return 2020	3.45%